Longterm Incentive Plans (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Outstanding, Beginning	275,000	0
Granted	30,000	275,000
Common shares issued on vesting (Notes 12(a) and 18)	(271,667)
Forfeited (Note 18)	(8,333)
Outstanding, Ending	25,000	275,000